Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Revenue recognition
Net revenues	¥ 3,438,881	$ 502,217	¥ 3,993,873	¥ 2,862,692
Contract assets	0		38,912
Prepayments from customers	2,547,493		2,170,815		$ 372,038
Refund liability	333,045		232,445		$ 48,638
OneSmart VIP
Revenue recognition
Net revenues	2,625,179		3,167,525
Happy Math
Revenue recognition
Net revenues	422,944		514,242
FasTrack
Revenue recognition
Net revenues	176,470		192,430
Online
Revenue recognition
Net revenues	103,848
Tianjin Huaying and Hu Dong
Revenue recognition
Net revenues	110,440		119,676
Personalized and small class premium tutoring services
Revenue recognition
Net revenues	3,423,996	500,043	3,879,364	2,825,618
Personalized and small class premium tutoring services | OneSmart VIP
Revenue recognition
Net revenues	2,616,057		3,064,994
Personalized and small class premium tutoring services | Happy Math
Revenue recognition
Net revenues	422,944		514,242
Personalized and small class premium tutoring services | FasTrack
Revenue recognition
Net revenues	170,707		180,452
Personalized and small class premium tutoring services | Online
Revenue recognition
Net revenues	103,848
Personalized and small class premium tutoring services | Tianjin Huaying and Hu Dong
Revenue recognition
Net revenues	110,440		119,676
Others
Revenue recognition
Net revenues	14,885	$ 2,174	114,509	¥ 37,074
Others | OneSmart VIP
Revenue recognition
Net revenues	9,122		102,531
Others | FasTrack
Revenue recognition
Net revenues	¥ 5,763		¥ 11,978